Operating leases - Future minimum lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 11,979	$ 13,970
1 year
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	2,511	2,969
2 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	5,359	6,387
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 4,109	$ 4,614